Risk Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Gross written premiums	$ 349,291,905	$ 301,618,486	$ 275,102,191
Africa [Member]
Statement Line Items [Line Items]
Gross written premiums	$ 16,492,171	$ 13,601,315	$ 14,797,102
Concentration of percentage	5.00%	5.00%	5.00%
Asia [Member]
Statement Line Items [Line Items]
Gross written premiums	$ 32,809,456	$ 27,841,670	$ 33,939,858
Concentration of percentage	9.00%	9.00%	12.00%
Australasia [Member]
Statement Line Items [Line Items]
Gross written premiums	$ 15,185,489	$ 12,636,310	$ 8,410,387
Concentration of percentage	4.00%	4.00%	3.00%
Caribbean Islands [Member]
Statement Line Items [Line Items]
Gross written premiums	$ 8,334,322	$ 15,098,606	$ 10,514,780
Concentration of percentage	2.00%	5.00%	4.00%
Central America [Member]
Statement Line Items [Line Items]
Gross written premiums	$ 37,731,495	$ 26,696,686	$ 35,560,075
Concentration of percentage	11.00%	9.00%	13.00%
Europe [Member]
Statement Line Items [Line Items]
Gross written premiums	$ 37,327,933	$ 34,470,850	$ 32,179,912
Concentration of percentage	11.00%	11.00%	12.00%
Middle East [Member]
Statement Line Items [Line Items]
Gross written premiums	$ 36,883,039	$ 32,381,500	$ 36,116,774
Concentration of percentage	11.00%	11.00%	13.00%
North America [Member]
Statement Line Items [Line Items]
Gross written premiums	$ 4,281,472	$ 859,731	$ 1,038,139
Concentration of percentage	1.00%	0.00%	1.00%
South America [Member]
Statement Line Items [Line Items]
Gross written premiums	$ 11,050,657	$ 26,356,474	$ 33,380,259
Concentration of percentage	3.00%	9.00%	12.00%
UK [Member]
Statement Line Items [Line Items]
Gross written premiums	$ 115,863,288	$ 76,717,981	$ 42,887,109
Concentration of percentage	33.00%	25.00%	15.00%
Worldwide [Member]
Statement Line Items [Line Items]
Gross written premiums	$ 33,332,583	$ 34,957,363	$ 26,277,796
Concentration of percentage	10.00%	12.00%	10.00%